UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pacific Opportunities Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                     Shares              Value ($)
                                                                             -------------------------------------


Common Stocks 98.4%
China 6.2%
Bank of Communications Ltd. "H"*                                                  2,385,400               928,255
China Life Insurance Co., Ltd. "H"*                                               2,396,000             1,777,630
Guangshen Railway Co., Ltd. "H"                                                   2,575,000               876,679
PetroChina Co., Ltd. "H"                                                          2,825,000             2,522,174
Zijin Mining Group Co., Ltd. "H"                                                  4,901,000             1,033,844
                                                                                                      -----------
(Cost $5,925,488)                                                                                       7,138,582

Hong Kong 21.8%
BOC Hong Kong (Holdings) Ltd.                                                       536,000             1,079,647
Cheung Kong Holdings Ltd.                                                           220,000             2,362,890
China Mobile (Hong Kong) Ltd.                                                       779,000             3,137,999
CLP Holdings Ltd.                                                                   484,000             2,793,319
CNOOC Ltd.                                                                        1,420,000               986,040
Dah Sing Banking Group Ltd.                                                         516,000             1,037,484
Denway Motors Ltd.                                                                2,099,000               818,854
Hang Seng Bank Ltd.                                                                 157,700             2,179,263
Henderson Investment Ltd.                                                           785,000             1,133,295
Hong Kong Exchanges & Clearing Ltd.                                                 394,000             1,227,656
Hongkong Land Holdings Ltd.                                                         391,000             1,270,029
Hutchison Whampoa Ltd.                                                              191,200             1,861,939
Lifestyle International Holdings Ltd.                                               639,500             1,134,275
Shangri-La Asia Ltd.                                                                580,000             1,020,759
Sun Hung Kai Properties Ltd. (REIT)                                                 180,000             1,855,051
The Wharf (Holdings) Ltd.                                                           320,000             1,193,759
                                                                                                      -----------
(Cost $23,052,182)                                                                                     25,092,259

India 6.8%
Bata India Ltd.*                                                                    383,561             1,054,278
Gujarat Ambuja Cements Ltd.                                                         476,775               708,001
Infosys Technologies Ltd.                                                            20,950             1,092,636
Infrastructure Development Finance Co., Ltd.*                                       245,800               192,385
National Thermal Power Corp., Ltd.                                                  374,600               807,168
Ranbaxy Laboratories Ltd.                                                            75,430               816,234
Reliance Industries Ltd.*                                                            84,611             1,367,957
State Bank of India                                                                  55,944             1,028,546
Tata Consultancy Services Ltd.                                                       25,076               731,865
                                                                                                      -----------
(Cost $5,503,738)                                                                                       7,799,070

Indonesia 1.7%
PT Astra International Tbk                                                          915,000             1,228,618
PT Bank Internasional Indonesia Tbk*                                             21,753,000               408,684
PT Matahari Putra Prima Tbk                                                       4,148,000               303,373
                                                                                                      -----------
(Cost $1,877,546)                                                                                       1,940,675

Korea 23.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   99,760             1,879,887
Hyundai Motor Co., Ltd.                                                              38,400             2,657,869
Kook Soon Dang Brewery Co., Ltd.                                                     60,459               819,416
Kookmin Bank                                                                         70,800             3,739,407
Korea Exchange Bank*                                                                168,140             1,630,016
KT Freetel Co., Ltd.                                                                 42,090             1,110,238
KT&G Corp.                                                                           35,700             1,435,695
LG Electronics, Inc.                                                                 25,700             1,655,072
POSCO                                                                                 7,900             1,576,231
Samsung Electronics Co., Ltd.                                                        16,605             9,097,729
Shinsegae Co., Ltd.                                                                   4,400             1,557,339
                                                                                                      -----------
(Cost $19,137,126)                                                                                     27,158,899

Malaysia 4.0%
Digi.com Bhd.*                                                                      972,000             1,581,527
IOI Corp.                                                                           468,000             1,371,759
Malayan Banking Bhd.                                                                318,000               965,967
Tenaga Nasional Bhd.                                                                252,000               745,044
                                                                                                      -----------
(Cost $4,268,896)                                                                                       4,664,297

Philippines 0.9%
Bank of Philippine Islands                                                        1,154,000             1,038,642
(Cost $897,778)                                                                                       -----------

Singapore 10.2%
Capitaland Ltd.                                                                     624,000             1,059,451
City Developments Ltd.                                                              337,000             1,746,860
ComfortDelGro Corp., Ltd.                                                         1,125,000             1,058,205
Keppel Corp.                                                                        229,000             1,725,699
MobileOne Ltd.                                                                      860,000             1,063,867
Oversea-Chinese Banking Corp., Ltd.*                                                208,800             1,617,237
Singapore Airlines Ltd.                                                             140,000               999,681
Singapore Exchange Ltd.                                                             881,000             1,152,677
Singapore Press Holdings Ltd.                                                       494,000             1,358,588
                                                                                                      -----------
(Cost $9,453,761)                                                                                      11,782,265

Taiwan 21.6%
AU Optronics Corp.*                                                               1,631,730             2,532,803
Bank of Kaohsiung                                                                 1,188,000               855,590
Cathay Financial Holding Co., Ltd.                                                1,022,000             2,040,593
Chungwha Telecom Co., Ltd.*                                                       1,224,000             2,492,981
Far East Textile Ltd.                                                             2,794,941             2,261,143
Formosa Chemicals & Fibre Corp.                                                     696,000             1,092,413
Hon Hai Precision Industry Co., Ltd.                                                551,000             3,089,718
Kinsus Interconnect Technology Corp.                                                635,050             1,412,488
LITE-ON IT Corp.                                                                    692,000             1,268,245
MediaTek, Inc.                                                                      238,000             2,492,759
SinoPac Financial Holdings Co., Ltd.                                              1,978,000               969,708
Taiwan Semiconductor Manufacturing Co., Ltd.                                      2,034,865             3,391,090
Wan Hai Lines Ltd.                                                                1,073,000             1,015,193
                                                                                                      -----------
(Cost $23,241,243)                                                                                     24,914,724

Thailand 1.6%
PTT PCL (Foreign registered)                                                        323,600             1,802,309
(Cost $971,627)                                                                                       -----------


Total Common Stocks (Cost $94,329,385)                                                                113,331,722
                                                                                                      -----------
Cash Equivalents 1.4%
United States
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $1,659,478)                                                                 1,659,478             1,659,478
                                                                                                      -----------

                                                                                       % of
                                                                                    Net Assets        Value ($)
                                                                                    ----------        ---------

Total Investment Portfolio  (Cost $95,988,863)                                         99.8           114,991,200
Other Assets and Liabilities, Net                                                       0.2               229,338
                                                                                                      -----------
Net Assets                                                                            100.0           115,220,538
                                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust


At July 31, 2005, the Scudder Pacific Opportunities Fund had the following sector diversification:

                                                                   As a % of
Sector                                        Value ($)         Common Stocks
-----------------------------------------------------------------------------
Financials                                  36,216,420                  32.0
Information Technology                      24,231,602                  21.4
Consumer Discretionary                      13,666,757                  12.1
Industrials                                 12,032,487                  10.6
Telecommunication Services                   9,386,612                   8.3
Energy                                       5,310,523                   4.7
Materials                                    5,070,445                   4.5
Utilities                                    4,345,531                   3.8
Consumer Staples                             2,255,111                   2.0
Health Care                                    816,234                   0.7
Total Common Stocks                        113,331,722                 100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pacific Opportunities Fund, a series
                                    of Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pacific Opportunities Fund, a series
                                    of Scudder International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005